Intangible Assets - Schedule of Definite-lived Intangible Assets (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 366,784,610	$ 335,190,752	$ 87,718,627
Accumulated Amortization	37,001,234	23,349,951	19,495,866
Net Carrying Value	$ 329,783,376	$ 311,840,801	$ 68,222,761
Weighted Average Useful Life (Years)	7 years 8 months 15 days	7 years 10 months 24 days	7 years 5 months 26 days
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 280,700,000	$ 256,000,000	$ 79,187,788
Accumulated Amortization	18,198,557	11,393,825	16,658,908
Net Carrying Value	$ 262,501,443	$ 244,606,175	$ 62,528,880
Weighted Average Useful Life (Years)	9 years 3 months 10 days	9 years 5 months 23 days	7 years 11 months 1 day
Software Costs
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 79,094,610	$ 72,290,752	$ 7,949,839
Accumulated Amortization	17,429,713	11,080,696	2,779,091
Net Carrying Value	$ 61,664,897	$ 61,210,056	$ 5,170,748
Weighted Average Useful Life (Years)	2 years 3 months 29 days	2 years 6 months 14 days	2 years 1 month 6 days
Reseller Buyouts
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value			$ 581,000
Accumulated Amortization			57,867
Net Carrying Value			$ 523,133
Weighted Average Useful Life (Years)			9 years
Channel Relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 3,000,000	$ 3,000,000
Accumulated Amortization	216,935	141,935
Net Carrying Value	$ 2,783,065	$ 2,858,065
Weighted Average Useful Life (Years)	9 years 3 months 10 days	9 years 6 months 10 days
Non-Complete Agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 3,990,000	$ 3,900,000
Accumulated Amortization	1,156,029	733,495
Net Carrying Value	$ 2,833,971	$ 3,166,505
Weighted Average Useful Life (Years)	2 years 1 month 2 days	2 years 3 months 10 days